Financial Instruments - Fair Value Measurements (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure	[1]	$ 21,323.0	$ 21,441.7
Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		21,302.0	21,421.8
US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		1,871.7	1,396.9
US States and Political Subdivisions Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		5,124.5	4,809.4
Domestic Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		8,174.4	8,606.4
Foreign Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		2,997.1	3,592.3
Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		924.9	927.7
Commercial Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		1,270.6	1,375.8
Other Asset-Backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		894.3	644.0
Redeemable Preferred Stock [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		44.5	69.3
Equity Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		21.0	19.9
Fair Value, Measurements, Recurring | Level 1
Assets, Fair Value Disclosure [Abstract]
Derivative Assets		0.0	0.0
Assets, Fair Value Disclosure		1,672.7	1,200.2
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities		0.0	0.0
Fair Value, Measurements, Recurring | Level 2
Assets, Fair Value Disclosure [Abstract]
Derivative Assets		19.7	0.3
Assets, Fair Value Disclosure		19,555.4	20,079.6
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities		88.3	53.4
Fair Value, Measurements, Recurring | Level 3
Assets, Fair Value Disclosure [Abstract]
Derivative Assets		0.0	0.0
Assets, Fair Value Disclosure		114.6	162.2
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities		0.0	0.0
Fair Value, Measurements, Recurring | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative Assets		19.7	0.3
Assets, Fair Value Disclosure		21,342.7	21,442.0
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities		88.3	53.4
Fair Value, Measurements, Recurring | Debt Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		1,671.0	1,198.4
Fair Value, Measurements, Recurring | Debt Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		19,535.7	20,079.3
Fair Value, Measurements, Recurring | Debt Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		95.3	144.1
Fair Value, Measurements, Recurring | Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		21,302.0	21,421.8
Fair Value, Measurements, Recurring | US Government Agencies Debt Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		1,671.0	1,198.4
Fair Value, Measurements, Recurring | US Government Agencies Debt Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		200.7	198.5
Fair Value, Measurements, Recurring | US Government Agencies Debt Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0.0	0.0
Fair Value, Measurements, Recurring | US Government Agencies Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		1,871.7	1,396.9
Fair Value, Measurements, Recurring | US States and Political Subdivisions Debt Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0.0	0.0
Fair Value, Measurements, Recurring | US States and Political Subdivisions Debt Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		5,123.4	4,808.2
Fair Value, Measurements, Recurring | US States and Political Subdivisions Debt Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		1.1	1.2
Fair Value, Measurements, Recurring | US States and Political Subdivisions Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		5,124.5	4,809.4
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0.0	0.0
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		8,110.5	8,548.2
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		63.9	58.2
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		8,174.4	8,606.4
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0.0	0.0
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		2,972.3	3,560.7
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		24.8	31.6
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		2,997.1	3,592.3
Fair Value, Measurements, Recurring | Residential Mortgage Backed Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0.0	0.0
Fair Value, Measurements, Recurring | Residential Mortgage Backed Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		924.9	927.7
Fair Value, Measurements, Recurring | Residential Mortgage Backed Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0.0	0.0
Fair Value, Measurements, Recurring | Residential Mortgage Backed Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		924.9	927.7
Fair Value, Measurements, Recurring | Commercial Mortgage Backed Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0.0	0.0
Fair Value, Measurements, Recurring | Commercial Mortgage Backed Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		1,270.6	1,368.3
Fair Value, Measurements, Recurring | Commercial Mortgage Backed Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0.0	7.5
Fair Value, Measurements, Recurring | Commercial Mortgage Backed Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		1,270.6	1,375.8
Fair Value, Measurements, Recurring | Other Asset-Backed Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0.0	0.0
Fair Value, Measurements, Recurring | Other Asset-Backed Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		894.3	602.5
Fair Value, Measurements, Recurring | Other Asset-Backed Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0.0	41.5
Fair Value, Measurements, Recurring | Other Asset-Backed Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		894.3	644.0
Fair Value, Measurements, Recurring | Redeemable Preferred Stock [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0.0	0.0
Fair Value, Measurements, Recurring | Redeemable Preferred Stock [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		39.0	65.2
Fair Value, Measurements, Recurring | Redeemable Preferred Stock [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		5.5	4.1
Fair Value, Measurements, Recurring | Redeemable Preferred Stock [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		44.5	69.3
Fair Value, Measurements, Recurring | Brokered Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		78.0	126.0
Fair Value, Measurements, Recurring | Equity Securities [Member] | Level 1
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		1.7	1.8
Fair Value, Measurements, Recurring | Equity Securities [Member] | Level 2
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		0.0	0.0
Fair Value, Measurements, Recurring | Equity Securities [Member] | Level 3
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		19.3	18.1
Fair Value, Measurements, Recurring | Equity Securities [Member] | Estimate of Fair Value Measurement [Member]
Assets, Fair Value Disclosure [Abstract]
Available-for-sale Securities, Fair Value Disclosure		$ 21.0	$ 19.9

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 21 beginning on page 146 for additional information on our accounting for discontinued products). At December 31, 2015, debt and equity securities with a fair value of approximately $3.0 billion, gross unrealized capital gains of $208.7 million and gross unrealized capital losses of $68.0 million and, at December 31, 2014, debt and equity securities with a fair value of approximately $3.6 billion, gross unrealized capital gains of $391.3 million and gross unrealized capital losses of $16.7 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.